Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,441	$ 6,247
Less: accumulated depreciation	(2,289)	(6,006)
Property and equipment, net	152	241
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		833
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,350	4,305
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	905	925
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 186	$ 184